Prepayment and Other Current Assets	9 Months Ended
Sep. 30, 2021
Prepayment and Other Current Assets [Abstract]
PREPAYMENT AND OTHER CURRENT ASSETS

Note 7 - Prepayment and OTHER CURRENT ASSETS

Prepayment and other current assets consist of prepaid expenses, other receivables, and deposits. Deposits principally include license deposit and rent deposits.

As of September 30, 2021 and December 31, 2020 prepayment and other current assets consisted of the following:

	September 30,	December 31,
	2021	2020
Prepaid expenses	$50,531	$54,466
Note receivable (1)	-	400,000
Advance deposit for intent acquisition (2)	4,937,664	4,937,664
Prepaid input VAT	834,608	-
Deposits and others	26,523	28,786
Total prepayment and other current assets	$5,849,326	$5,420,916

(1)	While the Company entered into the purchase Agreement with the Buyers to sell 100% equity interest in Anyi Network including its subsidiaries, the Company entered into a Promissory Note, pursuant to which the Buyers agreed to pay the Cash Consideration of $400,000 to the Company on or prior to June 30, 2021. The Company received $400,000 in July 2021.

(2)	The Company entered into a letter of intent of equity acquisition with Yushu Kingo City Real Estate Development Co., Ltd. (“Yushu Kingo”) on February 26, 2019, and made advance payments upon execution of a letter of intent for completion of due diligence of $4,937,664. On April 6, 2021, AGM Tianjin and Yushu Kingo entered into a supplement agreement to the equity transfer agreement. Pursuant to the supplement agreement, Yushu Kingo’s shareholders shall return the Advance Payment and pay an additional 10% interest to AGM Tianjin if AGM Tianjin decides not to proceed with the acquisition contemplated by the equity transfer agreement and terminate such agreement on or before October 31, 2021. If Yushu Kingo is unable to make such payment, it will transfer the titles of real properties of Yushu Kingo to AGM Tianjin, valued with a 20% discount to market price. The parties further agreed to conduct a new evaluation of Yushu Kingo’s assets and to enter into supplement agreement based on such evaluation. On October 4, 2021, AGM Tianjin terminated the equity acquisition and supplement agreement with all the shareholders of Yushu Kingo. On October 20, 2021, AGM Tianjin entered into an agreement on transfer of creditor rights with a non-affiliated third party (See Note 14).

The Company did not write-off other receivables for the nine months ended September 30, 2021 and the year ended December 31, 2020.